Summary of Accounting Policies (Details) - USD ($)	Jan. 31, 2026	Jan. 31, 2025
EBP 003
EBP, Accounting Policy [Line Items]
Benefits requested before year-end but paid after year-end	$ 35,647,019	$ 34,848,080